Financial instruments (Tables)	12 Months Ended
Dec. 31, 2016
Financial Instruments Disclosure [Abstract]
Contractual Obligation, Fiscal Year Maturity Schedule
The following are the contractual maturities of financial obligations as at December 31, 2016:

	Carrying amount	Contractual cash flows	< 1 year	1-3 years	4-5 years	>5 years
Accounts payable and accrued liabilities	$93,245	$93,245	$93,245	$—	$—	$—
Subordinated debentures notes (1)	40,463	43,727	43,727	—	—	—
Senior revolving financing (2)	10,553	11,793	1,039	4,026	4,336	2,392
Convertible debt	17,286	24,456	1,575	3,150	19,731	—
Senior financing (3)	9,949	10,476	6,893	767	758	2,058
Capital lease obligations	781	826	473	268	85	—
Long-term royalty payable	21,562	45,979	1,500	9,590	16,776	18,113
Operating lease commitments	10,845	57,009	9,347	16,820	10,846	19,996
Royalty payments (4)	2,577	3,831	—	3,831	—	—
	$207,261	$291,342	$157,799	$38,452	$52,532	$42,559

(1) Includes interest at 9%.
(2) Includes interest at rates disclosed in note 15(b).
(3) Includes interest at rates disclosed in note 15(d).
(4) The Company is obligated to repay funding received from Industrial Technologies Office ("ITO") in the form of royalties equal to the greater of $1,005 (CDN $1,350) or 0.33% of the Company's gross annual revenue from all sources, including CWI, provided that gross revenue exceeds $10,055 (CDN$13,500) in any aforementioned fiscal year, until the earlier of March 31, 2018 or until cumulative royalties total of $21,003 (CDN$28,200) has been repaid.  As at December 31, 2016, $2,577 remains accrued in accounts payable and accrued liabilities (December 31, 2015 - $2,387). As at December 31, 2016, cumulative royalties of CDN $12,991 have been paid.

Schedule of Foreign Exchange Contracts, Statement of Financial Position
The Company’s functional currency is the Canadian dollar. The U.S. dollar amount of financial instruments subject to exposure to foreign currency risk reflected in the consolidated balance sheet at December 31, 2016 is as follows:

US Dollars
Cash and cash equivalents	$9,732
Accounts receivable	9,780
Accounts payable	4,353
Long-term debt, including current portion	17,286
Long-term royalty payable, including current portion	21,562